First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.0%
	Air Freight & Logistics – 2.1%
12,422	Forward Air Corp.	$1,098,602
	Automobiles – 3.1%
22,109	Winnebago Industries, Inc.	1,588,974
	Banks – 5.7%
35,968	Bank of Marin Bancorp.	1,248,090
50,340	Veritex Holdings, Inc.	1,688,907
		2,936,997
	Capital Markets – 3.3%
6,638	Morningstar, Inc.	1,676,958
	Commercial Services & Supplies – 2.8%
54,292	Healthcare Services Group, Inc.	1,417,021
	Diversified Consumer Services – 3.6%
38,100	Frontdoor, Inc. (a)	1,864,614
	Diversified Financial Services – 3.1%
48,376	Cannae Holdings, Inc. (a)	1,608,502
	Electrical Equipment – 5.4%
45,757	Allied Motion Technologies, Inc.	1,505,863
77,011	Thermon Group Holdings, Inc. (a)	1,283,003
		2,788,866
	Electronic Equipment, Instruments & Components – 2.9%
20,345	FARO Technologies, Inc. (a)	1,482,947
	Energy Equipment & Services – 3.9%
59,507	Core Laboratories N.V.	1,985,153
	Food Products – 3.0%
9,458	J&J Snack Foods Corp.	1,554,706
	Gas Utilities – 2.9%
28,090	Northwest Natural Holding Co.	1,468,826
	Health Care Equipment & Supplies – 1.6%
30,319	Natus Medical, Inc. (a)	809,517
	Hotels, Restaurants & Leisure – 1.1%
8,459	Nathan’s Famous, Inc.	543,491
	Insurance – 8.7%
27,440	Brown & Brown, Inc.	1,492,736
67,384	BRP Group, Inc., Class A (a)	1,836,888
Shares	Description	Value

	Insurance (Continued)
31,019	James River Group Holdings Ltd.	$1,128,471
		4,458,095
	IT Services – 6.2%
43,680	I3 Verticals, Inc., Class A (a)	1,394,266
19,077	Perficient, Inc. (a)	1,798,770
		3,193,036
	Leisure Products – 2.7%
50,705	American Outdoor Brands, Inc. (a)	1,368,021
	Machinery – 10.9%
12,781	John Bean Technologies Corp.	1,873,439
10,730	Kadant, Inc.	1,932,795
7,701	RBC Bearings, Inc. (a)	1,809,735
		5,615,969
	Paper & Forest Products – 2.4%
24,710	Neenah, Inc.	1,242,172
	Personal Products – 3.3%
41,700	Edgewell Personal Care Co.	1,713,036
	Pharmaceuticals – 2.6%
57,495	Phibro Animal Health Corp., Class A	1,360,907
	Real Estate Management & Development – 2.9%
42,955	RE/MAX Holdings, Inc., Class A	1,473,356
	Textiles, Apparel & Luxury Goods – 3.9%
66,441	Movado Group, Inc.	1,997,881
	Water Utilities – 2.9%
21,513	SJW Group	1,482,891
	Total Common Stocks	46,730,538
	(Cost $35,193,945)
REAL ESTATE INVESTMENT TRUSTS – 6.7%
	Equity Real Estate Investment Trusts – 6.7%
78,908	Gladstone Commercial Corp.	1,829,087
43,088	Rayonier, Inc.	1,624,849
	Total Real Estate Investment Trusts	3,453,936
	(Cost $2,481,096)
	Total Investments – 97.7%	50,184,474
	(Cost $37,675,041) (b)
	Net Other Assets and Liabilities – 2.3%	1,171,890
	Net Assets – 100.0%	$51,356,364

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,035,249 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,525,816. The net unrealized appreciation was $12,509,433.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 46,730,538	$ 46,730,538	$ —	$ —
Real Estate Investment Trusts*	3,453,936	3,453,936	—	—
Total Investments	$ 50,184,474	$ 50,184,474	$—	$—

*	See Portfolio of Investments for industry breakout.